Note 4 - Acquisitions (Details) (USD $)	12 Months Ended			0 Months Ended		9 Months Ended		1 Months Ended				12 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	May 02, 2013 Draw on Revolving Debt Facility [Member] KSD [Member]	Jun. 10, 2011 Repayment of Financial Liabilities [Member] Telargo [Member]	Jan. 31, 2014 Restructuring Charges [Member] KSD [Member]	Jan. 31, 2014 Amortization of Intangible Assets [Member] KSD [Member]	Dec. 23, 2013 Impatex Freight Software Limited [Member]	Jan. 31, 2014 Impatex Freight Software Limited [Member]	Dec. 20, 2013 Compudata [Member]	Jan. 31, 2014 Compudata [Member]	Jan. 31, 2014 Compudata [Member]	May 02, 2013 KSD [Member]	Jan. 31, 2014 KSD [Member]	Jan. 31, 2014 KSD [Member]	Jan. 31, 2014 KSD [Member]	Nov. 14, 2012 Exentra [Member]	Jan. 31, 2013 Exentra [Member]	Jun. 15, 2012 IES [Member]	Jan. 31, 2013 IES [Member]	Jun. 30, 2012 Infodis [Member]	Jan. 31, 2013 Infodis [Member]	Jan. 20, 2012 GeoMicro [Member]	Jan. 31, 2012 GeoMicro [Member]	Nov. 02, 2011 InterCommIT [Member]	Jan. 31, 2012 InterCommIT [Member]	Jun. 10, 2011 Telargo [Member]	Jan. 31, 2012 Telargo [Member]	Jan. 31, 2013 Global Freight Exchange Limited [Member]	Oct. 31, 2013 Increase From [Member] KSD [Member]	Jan. 31, 2014 Increase To [Member] KSD [Member]	Jan. 31, 2014 Decrease From [Member] KSD [Member]	Jan. 31, 2014 Decrease To [Member] KSD [Member]	Oct. 31, 2013 Decrease To [Member] KSD [Member]
Note 4 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred	$ 58,737,000	$ 54,155,000	$ 21,281,000	$ 19,800,000	$ 4,300,000			$ 8,200,000		$ 18,100,000		$ 18,143,000	$ 32,400,000			$ 32,419,000	$ 16,600,000	$ 16,559,000	$ 33,900,000	$ 33,909,000	$ 3,700,000	$ 3,687,000	$ 2,700,000	$ 2,674,000	$ 13,600,000	$ 13,605,000	$ 9,300,000	$ 5,002,000
Business Combination, Acquisition Related Costs	1,308,000	1,405,000	1,599,000					300,000		300,000			700,000				300,000		300,000		400,000		100,000		600,000		500,000
Business Combination, Acquired Receivables, Gross Contractual Amount								300,000		600,000			3,100,000				800,000		800,000		700,000		200,000		1,200,000		2,300,000
Business Combination, Acquired Receivables, Fair Value								300,000		500,000			2,600,000				800,000		600,000		700,000		200,000		1,200,000		1,100,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									300,000		600,000				12,300,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						1,700,000	1,800,000		100,000		100,000				1,700,000
Business Combination, Acquired Receivables, Estimated Uncollectible										100,000			500,000						200,000								1,200,000
Goodwill, Period Increase (Decrease)															1,000,000
Goodwill	111,179,000	88,297,000	11,391,000								8,201,000	8,201,000		13,110,000	13,110,000	13,110,000		6,231,000		11,823,000		1,339,000		1,699,000		5,370,000		4,322,000		12,100,000	13,100,000
Business Combination, Increase (Decrease) in Net Working Capital Adjustments														900,000	900,000	900,000
Net Working Capital Adjustments Receivable																																3,800,000	2,900,000
Business Combination, Increase (Decrease) in Net Tangible Liabilities														100,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																																9,500,000		9,400,000
Payments to Acquire Businesses, Net of Cash Acquired	58,737,000	54,155,000	21,281,000																								5,000,000
Business Combination, Earn-Out Adjustment																													$ 600,000